Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related Party Transactions

In the fourth quarter of 2022, the Company received $700,000 through the issuance of demand notes from related parties, as follows: (a) $500,000 from JAG; (b) $100,000 from our chief executive officer, Steve Shum; and (c) $100,000 from our chief financial officer, Andrea Goren. The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. See Note 9 of the Notes to Consolidated Financial Statements for additional information.

As of March 31, 2023 the Company owed accounts payable to related parties totaling $122,219, primarily related to unpaid employee expense reimbursements and unpaid board fees.

Note 10 – Related Party Transactions

In October 2021, Paulson Investment Company served as a placement agent for the Company’s registered direct offering and received fees and commissions for such role in the amount of $323,584. Trent Davis, one of the Company’s directors, is President of Paulson Investment Company. Mr. Davis did not receive any compensation related to the fees and commissions received by Paulson. Steve Shum and Andrea Goren, the CEO and CFO of the Company, respectively, each purchased 1,534 shares in the registered direct offering for gross proceeds of $199,994.

In the fourth quarter of 2022, the Company received $700,000 through the issuance of demand notes from related parties, as follows: (a) $500,000 from JAG; (b) $100,000 from our chief executive officer, Steve Shum; and (c) $100,000 from our chief financial officer, Andrea Goren. The Company’s CFO is a beneficiary of JAG but does not have any control over JAG’s investment decisions with respect to the Company. See Note 9 of the Notes to Consolidated Financial Statements for additional information.

As of December 31, 2022 the Company owed accounts payable to related parties totaling $76,948, primarily related to unpaid employee expense reimbursements and unpaid board fees.